Fair Value Measurements (Tables)	3 Months Ended
Mar. 31, 2021
Fair Value Disclosures [Abstract]
Summary of Assets and Liabilities That Are Measured At Fair Value On Recurring Basis
The following table presents information about the Company’s financial assets that are measured at fair value on a recurring basis as of March 31, 2021 by level within the fair value hierarchy:

Description	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Assets:
Investments held in Trust Account—U.S. Treasury Securities (1)	$1,725,043,935	$—	$—

Liabilities:
Public warrant liabilities	$—	$—	$56,580,000

Private warrant liabilities	$—	$—	$31,762,500

(1)
Excludes $629 of cash balance held within the Trust Account.

Summary of Fair Value Measurements Inputs
The following table provides quantitative information regarding Level 3 fair value measurements inputs as their measurement dates:

	At issuance	As of March 31, 2021
Exercise price	$11.50	$11.50
Stock price	$10.45	$9.79
Volatility	21.3%	22.5%
Term	6.00	5.50
Risk-free rate	0.95%	1.06%
Dividend yield	—%	—%

Summary of Change in the Fair Value of the Warrant Liabilities
The change in the fair value of the warrant liabilities for the three months ended March 31, 2021 is summarized as follows:

Level 3 warrant liabilities as of December 31, 2020	$—
Issuance of Public and Private Warrants on February 26, 2021	97,875,000
Change in fair value of warrant liabilities	(9,532,000)

Level 3 warrant liabilities as of March 31, 2021	$88,342,500